Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 6,322	€ 8,542	€ 10,174
Acquisitions	392	352	555
Disposals	19	608	17
Depreciation	(1,576)	(1,948)	(2,172)
Transfers	0	0	0
Foreign exchange variation	15	0
Property, plant and equipment including right-of-use assets at end of period	5,133	6,322	8,542
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	3,049	4,427
Acquisitions	37	110
Disposals	18	527
Depreciation	(693)	(951)
Transfers	0	(10)
Foreign exchange variation	14	0
Property, plant and equipment including right-of-use assets at end of period	2,390	3,049	4,427
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,958	4,242	4,981
Acquisitions	21	101	20
Disposals	0	516	0
Depreciation	(549)	(860)	(759)
Transfers	(159)	(10)	0
Foreign exchange variation	14	0
Property, plant and equipment including right-of-use assets at end of period	2,285	2,958	4,242
Land and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,675	2,710
Acquisitions	0	31
Disposals	0	513
Depreciation	(420)	(541)
Transfers	0	(10)
Foreign exchange variation	14	0
Property, plant and equipment including right-of-use assets at end of period	1,269	1,675	2,710
Laboratory equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	3,377	4,298	5,187
Acquisitions	370	250	535
Disposals	19	92	11
Depreciation	(1,027)	(1,089)	(1,413)
Transfers	159	10	0
Foreign exchange variation	1	0
Property, plant and equipment including right-of-use assets at end of period	2,861	3,377	4,298
Laboratory equipment and other | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,374	1,718
Acquisitions	37	80
Disposals	18	14
Depreciation	(272)	(410)
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	1,121	1,374	1,718
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0	6
Acquisitions	0	0	0
Disposals	0	0	6
Depreciation	0	0
Transfers	0	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0	0
In progress | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Acquisitions	0	0
Disposals	0	0
Depreciation	0	0
Transfers	0	0
Foreign exchange variation	0	0
Property, plant and equipment including right-of-use assets at end of period	€ 0	€ 0	€ 0